Quarterly Report
December 31, 2021
MFS®  Georgia
Municipal Bond Fund
MGA-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.8%
Airport Revenue – 3.8%
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	$1,000,000	$1,195,130
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	250,000	318,149
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	1,000,000	1,159,208
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	205,000	236,711
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	1,000,000	1,087,937
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	1,000,000	1,226,443
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	77,801
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	307,327
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	33,641
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	39,302
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	27,919
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	44,670
		$5,754,238
General Obligations - General Purpose – 11.4%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$1,129,827
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	235,341
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	55,000	62,392
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	75,000	85,223
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	75,208
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	22,688
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	187,019
Clarke County GA, Classic Center Authority Rev. (Classic Center Arena Project), 4%, 5/01/2052	1,000,000	1,186,794
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,250,000	1,109,375
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	120,000	120,848
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	50,182
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2033	1,000,000	1,332,731
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2034	1,000,000	1,331,493
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	133,897
Richmond County, GA, Board of Education Sales Tax Rev., General Obligation, 5%, 10/01/2024	3,000,000	3,375,214
Richmond County, GA, Board of Education Sales Tax Rev., General Obligation, 5%, 10/01/2025	1,000,000	1,166,226
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	925,000	1,117,951
State of Georgia, General Obligation Refunding, “C”, 5%, 7/01/2024	635,000	708,584
State of Georgia, General Obligation, “A”, 5%, 8/01/2029	1,095,000	1,422,815
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	229,988
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	180,000	223,518
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	165,000	208,654
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	245,000	315,633
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,273,681
		$17,105,282
General Obligations - Schools – 11.7%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$889,771
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	572,493
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	500,000	624,127
Cherokee County, GA, School System General Obligation, “A”, 5%, 8/01/2022	1,180,000	1,212,874
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	619,063
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	682,346
Evans County, GA, School District, 4%, 6/01/2035	660,000	789,748
Forsyth County, GA, General Obligation, 5%, 2/01/2032	1,000,000	1,303,661
Gainesville, GA, School District General Obligation, 4%, 11/01/2039	1,000,000	1,218,376
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,137,214
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,886,104
Henry County, GA, School District General Obligation, 4%, 8/01/2030	750,000	925,433
Henry County, GA, School District General Obligation, 4%, 8/01/2031	750,000	940,563
Jackson County, GA, School District, 5%, 3/01/2032	1,000,000	1,271,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2031	$500,000	$662,072
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2032	500,000	661,671
Madison County, GA, School District COP (Capital Improvement Project), 4%, 5/01/2026	915,000	1,037,026
Oconee County, GA, School District, General Obligation, 5%, 3/01/2030	500,000	651,737
Paulding County School District, GA, 5%, 8/01/2026	450,000	538,094
		$17,623,466
Healthcare Revenue - Hospitals – 11.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$234,127
Augusta, GA, Development Authority Rev. (AU Health System, Inc. Project), 5%, 7/01/2036	500,000	575,717
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	595,007
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,102
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	205,000	258,129
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	568,138
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	63,152
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	514,420
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	282,898
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	15,000	17,519
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	586,142
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	1,150,851
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,197,052
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	895,662
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	590,993
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	559,454
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	571,488
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2029	670,000	848,231
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,185,254
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.25%, 8/15/2049	1,595,000	1,828,371
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	465,000	531,476
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	62,470
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,112,996
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	1,145,773
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	648,027
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	632,644
		$16,662,093
Healthcare Revenue - Long Term Care – 0.7%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$534,720
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	587,431
		$1,122,151
Healthcare Revenue - Other – 1.1%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$597,333
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032 (Prerefunded 7/01/2022)	1,000,000	1,023,603
		$1,620,936
Industrial Revenue - Other – 0.2%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044 (n)	$285,000	$314,449
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$168,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 4.3%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$1,417,430
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	1,163,488
Douglas County, GA, Development Authority, Industrial Development Rev. (Pandosia LLC Project), ”A“, VRDN, 0.08%, 12/01/2027	320,000	320,000
Downtown Savannah, GA, Authority Rev. (Chatham County Judicial Complex Project), 5%, 6/01/2032	1,000,000	1,184,699
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	609,529
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	571,667
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	794,032
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	75,000	80,018
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	315,886
		$6,456,749
Sales & Excise Tax Revenue – 3.8%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$10,000	$12,265
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	6,225
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	12,722
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036	40,000	46,071
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	50,000	56,354
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044	1,000,000	1,155,478
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”C“, 4%, 7/01/2036	750,000	868,380
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev.,”E-1“, 3%, 7/01/2040	1,000,000	1,101,897
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	27,363
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	234,000	270,868
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	237,000	267,051
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	93,524
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	38,000	43,495
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	965
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	32,361
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	5,266
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	265,216
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	239,527
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,899,000	985,166
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	145,000	154,660
		$5,644,854
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$280,755
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	75,000	76,500
		$357,255
Single Family Housing - Local – 0.3%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$465,000	$511,035
Single Family Housing - State – 4.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$315,000	$337,120
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	375,000	401,722
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	1,076,390
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	150,000	156,082
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	421,988
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 6/01/2050	865,000	958,261
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”B-2“, 2.35%, 6/01/2025	1,400,000	1,476,522
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	390,000	417,325
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	310,000	340,892
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	425,000	444,149
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	425,000	466,794
		$6,497,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 2.4%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$445,290
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	137,750
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	200,000	243,130
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,855
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	110,000	129,885
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	255,000	315,117
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	556,514
Walton, GA, Industrial Building Authority Rev. (Walton County Jail Facility Project), 4%, 2/01/2046	1,500,000	1,806,047
		$3,645,588
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$50,000	$52,686
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	133,810
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	80,000	81,765
		$268,261
Tax - Other – 1.4%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$563,768
Atlanta, GA, Development Authority Rev. (New Downtown Atlanta Stadium Project), ”A-1“, 5%, 7/01/2033	740,000	841,304
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	75,241
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	40,477
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	114,315
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	95,000	96,898
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	125,000	128,267
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	145,000	149,752
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	109,528
		$2,119,550
Tax Assessment – 1.1%
Atlanta, GA, Tax Allocation (Beltline Project), ”B“, 5%, 1/01/2030	$1,000,000	$1,181,533
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	410,000	481,388
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	11,425
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	10,561
		$1,684,907
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$94,254
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	410,000	476,138
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	1,555,000	257,374
		$827,766
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$88,520
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	66,111
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	95,000	97,572
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	194,535
		$446,738
Transportation - Special Tax – 1.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$140,000	$141,768
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,487
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	10,000	10,138
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	335,087
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	290,000	299,013
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	40,000	46,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	$85,000	$98,836
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2040 (w)	80,000	92,787
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	70,000	80,938
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	35,000	43,421
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	35,000	44,251
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	55,000	70,845
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	35,000	45,954
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	50,000	65,206
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	45,000	58,360
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	45,000	58,022
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	45,000	57,715
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	25,000	31,918
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	75,000	93,139
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	141,659
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	70,000	86,503
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	65,000	78,421
		$2,051,117
Universities - Colleges – 18.0%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,641,566
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	557,096
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	734,878
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	653,731
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	1,145,927
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	998,795
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	244,760
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	959,269
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Project), 4%, 7/01/2037	1,000,000	1,199,327
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	933,621
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	605,642
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,195,152
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	370,158
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,244,912
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	577,262
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,235,466
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 10/01/2028	840,000	1,042,924
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 6/01/2039	1,000,000	1,254,495
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	568,334
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	877,853
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2036	1,000,000	1,205,342
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2037	1,000,000	1,202,680
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	395,265
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	361,988
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,199,204
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	577,202
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	1,057,462
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	65,214
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2040	500,000	597,691
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	80,000	80,783
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	25,331
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	45,675

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	$55,000	$56,371
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	361,870
Savannah, GA, Economic Development Authority Refunding Rev. (Savannah State University Projects), 4%, 6/15/2037	1,000,000	1,211,070
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	582,159
		$27,066,475
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$764,296
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	443,158
		$1,207,454
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$102,500
Utilities - Municipal Owned – 8.1%
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2041	$1,500,000	$1,803,280
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2034	300,000	353,058
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2039	400,000	466,758
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2040	400,000	466,085
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,440,329
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,276,834
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	565,464
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	564,580
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), ”A“, 5%, 1/01/2039	750,000	914,653
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,278,356
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	153,761
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	516,788
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	516,829
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	54,803
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	65,533
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	244,081
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	39,850
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	10,000
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	95,000
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,763
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	97,625
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	154,419
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	59,025
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	498,754
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	43,931
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	44,831
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	9,963
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	124,531
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	74,661
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,683
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	10,013
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	20,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	58,575
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	70,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	25,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	75,000
		$12,232,441

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 0.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$918,113
Water & Sewer Utility Revenue – 7.8%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$924,313
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,231,168
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,229,675
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	581,627
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	586,141
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033	655,000	860,302
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	413,093
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	177,177
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,003,867
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,173,445
Gainesville, GA, Water and Sewerage Refunding Rev., 5%, 11/15/2024	500,000	565,146
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	34,256
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	141,614
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	48,996
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	48,702
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	189,558
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,227,214
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	16,604
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	22,075
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,059
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,080
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	678,391
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	589,204
		$11,775,707
Total Municipal Bonds		$144,185,216
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$182,911
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	130,154
Total Bonds		$313,065
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.07% (v)	3,858,963	$3,858,963

Other Assets, Less Liabilities – 1.4%		2,106,734
Net Assets – 100.0%		$150,463,978
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,858,963 and $144,498,281, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,395,263, representing 1.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$144,185,216	$—	$144,185,216
U.S. Corporate Bonds	—	313,065	—	313,065
Mutual Funds	3,858,963	—	—	3,858,963
Total	$3,858,963	$144,498,281	$—	$148,357,244
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,694,126	$24,116,734	$24,951,897	$—	$—	$3,858,963
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,251	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
Georgia	80.9%
Puerto Rico	4.5%
California	1.9%
Illinois	1.1%
New Jersey	1.1%
Maryland	0.8%
Massachusetts	0.8%
Pennsylvania	0.8%
Virginia	0.8%
Guam	0.6%
Ohio	0.6%
Connecticut	0.5%
Iowa	0.4%
New York	0.4%
South Carolina	0.4%
Tennessee	0.3%
Alabama	0.2%
Texas	0.2%
Washington DC	0.2%
Wisconsin	0.2%
Indiana	0.1%
Michigan	0.1%
Minnesota	0.1%
Colorado (o)	0.0%
Florida (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.